Leases - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Future minimum lease payments
2023	¥ 28,118
2024	14,596
2025	14,173
2026	12,212
2027	8,644
2028 and thereafter	36,162
Total lease payments	113,905
Less imputed interest	(30,214)
Present value of lease liabilities	83,691
Current portion	24,152	$ 3,502	¥ 37,414
Operating lease liabilities, non-current	¥ 59,539	$ 8,632	¥ 33,020